Long-term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Apr. 30, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about borrowings [line items]
Loan amount	₨ 888,706.8		$ 13,635.7	₨ 785,171.2
Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity	April 2018
Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 2023
Loans from banks/financial institutions (short-term) [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate	6.08%
Loans from banks/financial institutions (short-term) [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate	8.15%
Marginal cost lending rate [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan amount	₨ 71,769.9
London interbank offered rate (LIBOR) 1 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan amount	₨ 65,411.6
Buyers credit from banks at floating interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Four years
Non-convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Loan amount		₨ 5,000.0
Non-convertible debentures [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.28%		7.28%
Maturity	April 2018
Non-convertible debentures [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	11.50%		11.50%
Maturity	September 2024